Members’ equity (deficit) (Details Narrative) - Series E Preferred Stock [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Warrants issued		$ 32,500
Issuance of Class B ordinary shares to Sponsor, shares	8,278,000	1,083,008